ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2015
China Sunergy Co., Ltd.("China Sunergy BVI") [Member]
Business Acquisition [Line Items]
Principal Activities	Investment Holding
Date of Incorporation or acquisition	Jan. 27, 2006
Percentage of ownership	100.00%
Place of Incorporation	British Virgin Islands
China Sunergy (Hong Kong) Co.,Limited ("Sunergy Hong Kong") [Member]
Business Acquisition [Line Items]
Principal Activities	Investment Holding
Date of Incorporation or acquisition	Dec. 07, 2007
Percentage of ownership	100.00%
Place of Incorporation	Hong Kong
China Sunergy Europe Gmbh [Member]
Business Acquisition [Line Items]
Principal Activities	Marketing Service
Date of Incorporation or acquisition	Nov. 27, 2007
Percentage of ownership	100.00%
Place of Incorporation	Germany
China Sunergy (Nanjing) Co., Ltd. ("Sunergy Nanjing") [Member]
Business Acquisition [Line Items]
Principal Activities	Solar cells manufacturing
Date of Incorporation or acquisition	Aug. 02, 2004
Percentage of ownership	100.00%
Place of Incorporation	PRC
CEEG (Shanghai) Solar Science Technology Co., Ltd. ("SST") [Member]
Business Acquisition [Line Items]
Principal Activities	Modules manufacturing
Date of Incorporation or acquisition	Nov. 01, 2010
Percentage of ownership	100.00%
Place of Incorporation	PRC
CEEG (Nanjing) Renewable Energy Co., Ltd ("NRE") [Member]
Business Acquisition [Line Items]
Principal Activities	Modules manufacturing
Date of Incorporation or acquisition	Nov. 01, 2010
Percentage of ownership	100.00%
Place of Incorporation	PRC
China Sunergy (US) Clean Tech Inc [Member]
Business Acquisition [Line Items]
Principal Activities	Sales & Marketing service
Date of Incorporation or acquisition	Apr. 08, 2011
Percentage of ownership	100.00%
Place of Incorporation	US
CSUN Trading (Hong Kong) Co., Limited [Member]
Business Acquisition [Line Items]
Principal Activities	Trading
Date of Incorporation or acquisition	May 04, 2011
Percentage of ownership	100.00%
Place of Incorporation	Hong Kong
China Sunergy (Yangzhou) Co., Ltd [Member]
Business Acquisition [Line Items]
Principal Activities	Solar cell Manufacturing and Research& Development (“R&D”)
Date of Incorporation or acquisition	Jun. 30, 2011
Percentage of ownership	100.00%
Place of Incorporation	PRC
China Sunergy Luxembourg S.A [Member]
Business Acquisition [Line Items]
Principal Activities	Photovoltaic project's Engineering & sales
Date of Incorporation or acquisition	Aug. 05, 2011
Percentage of ownership	100.00%
Place of Incorporation	Luxembourg
CSUN Holding (Luxembourg) s.a.r.l [Member]
Business Acquisition [Line Items]
Principal Activities	Investment Holding
Date of Incorporation or acquisition	Apr. 26, 2012
Percentage of ownership	100.00%
Place of Incorporation	Luxembourg
CSUN Renewable Energy (France) S.A.R.L [Member]
Business Acquisition [Line Items]
Principal Activities	Marketing service
Date of Incorporation or acquisition	May 29, 2012
Percentage of ownership	100.00%
Place of Incorporation	France
CSUN Holding UK LTD [Member]
Business Acquisition [Line Items]
Principal Activities	Photovoltaic project's Engineering & sales
Date of Incorporation or acquisition	Jul. 17, 2012
Percentage of ownership	100.00%
Place of Incorporation	UK
CSUN Italy S.A.R.L [Member]
Business Acquisition [Line Items]
Principal Activities	Marketing service
Date of Incorporation or acquisition	Aug. 29, 2012
Percentage of ownership	100.00%
Place of Incorporation	Italy
AEE Renewables UK 6 Limited [Member]
Business Acquisition [Line Items]
Principal Activities	Photovoltaic Project
Date of Incorporation or acquisition	Oct. 30, 2012
Percentage of ownership	100.00%
Place of Incorporation	UK
CSUN Eurasia Energy Systems Industry and Trade Inc [Member]
Business Acquisition [Line Items]
Principal Activities	Modules manufacturing
Date of Incorporation or acquisition	Nov. 12, 2012
Percentage of ownership	80.00%
Place of Incorporation	Turkey
CSUN Eurasia Energy Technologies Industry and Trade Inc. [Member].
Business Acquisition [Line Items]
Principal Activities	Solar cells manufacturing
Date of Incorporation or acquisition	Nov. 12, 2012
Percentage of ownership	80.00%
Place of Incorporation	Turkey
Lianyungang Yuanhui Solar Power [Member]
Business Acquisition [Line Items]
Principal Activities	Photovoltaic project's Engineering and sales
Date of Incorporation or acquisition	Jul. 15, 2013
Percentage of ownership	100.00%
Place of Incorporation	PRC
China Sunergy ( Nanjing ) Solar Energy Co., Ltd [Member]
Business Acquisition [Line Items]
Principal Activities	Solar cell, modules Manufacturing, R&D and sales
Date of Incorporation or acquisition	Apr. 30, 2014
Percentage of ownership	100.00%
Place of Incorporation	PRC
China Sunergy (Nanjing) Power Science & Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Principal Activities	Solar cell, modules Manufacturing ,R&D and sales
Date of Incorporation or acquisition	Apr. 30, 2014
Percentage of ownership	100.00%
Place of Incorporation	PRC
Juancheng Xingze Solar Electric Power Co., Ltd [Member]
Business Acquisition [Line Items]
Principal Activities	Photovoltaic project's Engineering and sales
Date of Incorporation or acquisition	Mar. 21, 2014
Percentage of ownership	100.00%
Place of Incorporation	PRC
CSUN Energy Solutions Australia Pty Ltd [Member]
Business Acquisition [Line Items]
Principal Activities	Photovoltaic project's Engineering and sales
Date of Incorporation or acquisition	Apr. 30, 2014
Percentage of ownership	100.00%
Place of Incorporation	Australia
CSUN Australia Pty. Ltd [Member]
Business Acquisition [Line Items]
Principal Activities	Sales & Marketing service Trading
Date of Incorporation or acquisition	Mar. 19, 2014
Percentage of ownership	100.00%
Place of Incorporation	Australia
CSUN (Japan) Solar Energy Co., Ltd [Member]
Business Acquisition [Line Items]
Principal Activities	Solar cell, modules Manufacturing & sales
Date of Incorporation or acquisition	Mar. 20, 2014
Percentage of ownership	70.00%
Place of Incorporation	Japan
CSUN Energy Investment Inc [Member]
Business Acquisition [Line Items]
Principal Activities	Photovoltaic project's Engineering and sales
Date of Incorporation or acquisition	Mar. 10, 2014
Percentage of ownership	80.00%
Place of Incorporation	Turkey
Korea Sunergy Co., Ltd [Member]
Business Acquisition [Line Items]
Principal Activities	Solar cells manufacturing
Date of Incorporation or acquisition	Dec. 23, 2014
Percentage of ownership	50.00%
Place of Incorporation	South Korea
CSUN-SOLAR International Limited [Member]
Business Acquisition [Line Items]
Principal Activities	Photovoltaic project's Designing & Construction
Date of Incorporation or acquisition	Jun. 04, 2015
Percentage of ownership	25.00%
Place of Incorporation	Hong Kong
CSUN Energy (Shanghai) Co., Ltd [Member]
Business Acquisition [Line Items]
Principal Activities	Photovoltaic project's Engineering & sales
Date of Incorporation or acquisition	Nov. 03, 2015
Percentage of ownership	100.00%
Place of Incorporation	PRC